Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Former Parent Company Investment [Member]	Total
Balance (in shares)
Balance (in shares) at Dec. 31, 2016
Balance at Dec. 31, 2016			$ (10,506,473)	$ 41,603,370	$ 31,096,897
Net increase in former Parent Company investment				915,525	915,525
Net income			849,701		849,701
Balance (in shares)
Balance at Dec. 31, 2017			(9,656,772)	42,518,895	32,862,123
Net increase in former Parent Company investment				9,984,409	9,984,409
Net income			1,119,735		1,119,735
Capitalization at spin-off, including issuance of common stock	22,548	52,480,756		(52,503,304)
Dividends to Series B preferred shares			(565,229)		(565,229)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	25,090
Issuance of restricted shares for stock incentive award and share-based compensation	$ 251	137,266			137,517
Balance (in shares)	2,279,920
Balance (in shares) at Dec. 31, 2018	2,279,920
Balance at Dec. 31, 2018	$ 22,799	52,618,022	(9,102,266)		43,538,555
Balance (in shares)	2,279,920
Net income			16,497		16,497
Dividends to Series B preferred shares			(1,748,981)		(1,748,981)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	24,710
Issuance of restricted shares for stock incentive award and share-based compensation	$ 247	184,552			184,799
Balance (in shares)	2,304,630
Preferred deemed dividend			(185,665)		(185,665)
Balance (in shares) at Dec. 31, 2019	2,304,630
Balance at Dec. 31, 2019	$ 23,046	$ 52,802,574	$ (11,020,415)		$ 41,805,205
Balance (in shares)	2,304,630